Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Sep. 15, 2022	Aug. 23, 2022	Apr. 05, 2022	Dec. 31, 2021
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt	$ 1,500				$ 8,317
Total long-term debt	7,927				427
Debt issuance costs	(59)				0
Long-term debt	7,868				427
Total debt, net of issuance costs	15,326				15,680
Debt of consolidated investment entities
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	$ 5,958				6,936
Debt of consolidated investment entities | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)	0.00%
Debt of consolidated investment entities | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)	12.27%
Senior unsecured notes | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	$ 6,500
Senior unsecured notes | Line of Credit | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt				$ 6,500
Hybrid junior subordinated notes | AIGLH notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			6.875%
Long-term debt	1,000
AIGLH notes | AIGLH notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	200				200
Long-term debt	$ 200
AIGLH notes | AIGLH notes | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)	6.63%
AIGLH notes | AIGLH notes | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)	7.50%
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	$ 227				$ 227
Long-term debt	$ 227
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)	7.57%
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)	8.50%
Three Year DDTL Facility | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt	$ 1,500
Long-term debt		$ 1,500